------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578

                                                        Expires: April 30, 2010

                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21689
                                  ----------------------------------------------

                          The Piedmont Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 120 Club Oaks Court, Suite 200    Winston-Salem, North Carolina     20910
--------------------------------------------------------------------------------
         (Address of principal executive offices)                  (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 765-2020
                                                     ---------------------------

Date of fiscal year end:        March 31, 2009
                          ---------------------------------------------

Date of reporting period:       June 30, 2008
                          ---------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
     SHARES    COMMON STOCKS -- 72.7%                                 VALUE
--------------------------------------------------------------------------------
               AEROSPACE & DEFENSE -- 2.2%
      6,500    Raytheon Co.                                       $    365,820
                                                                  ------------

               BEVERAGES -- 2.4%
      6,374    PepsiCo, Inc.                                           405,323
                                                                  ------------

               CHEMICALS -- 1.3%
      5,000    E.I. Du Pont de Nemours & Co.                           214,450
                                                                  ------------

               COMMUNICATIONS EQUIPMENT -- 2.8%
      4,000    Research In Motion Ltd.(a)                              467,600
                                                                  ------------

               CONSTRUCTION & ENGINEERING -- 1.5%
      7,000    KBR, Inc.                                               244,370
                                                                  ------------

               DIVERSIFIED FINANCIAL SERVICES -- 0.2%
      1,000    JPMorgan Chase & Co.                                     34,310
                                                                  ------------

               ENERGY EQUIPMENT & SERVICES -- 13.8%
     20,000    BJ Services Co.                                         638,800
      4,000    Core Laboratories NV(a)                                 569,400
     10,000    Schlumberger Ltd.                                     1,074,300
                                                                  ------------
                                                                     2,282,500
                                                                  ------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 5.3%
     14,000    Stryker Corp.                                           880,320
                                                                  ------------

               HEALTH CARE PROVIDERS & SERVICES -- 10.5%
      7,000    Express Scripts, Inc.(a)                                439,040
     19,000    Medco Health Solutions, Inc.(a)                         896,800
      8,500    Wellpoint, Inc.(a)                                      405,110
                                                                  ------------
                                                                     1,740,950
                                                                  ------------
               HOTELS, RESTAURANTS & LEISURE -- 2.7%
      8,000    McDonald's Corp.                                        449,760
                                                                  ------------

               HOUSEHOLD PRODUCTS -- 3.1%
      7,000    Energizer Holdings, Inc.(a)                             511,630
                                                                  ------------

               MACHINERY -- 10.4%
      6,000    Bucyrus International, Inc.                             438,120
      5,000    Caterpillar, Inc.                                       369,100
      4,000    Flowserve Corp.                                         546,800
      6,000    ITT Corp.                                               379,980
                                                                  ------------
                                                                     1,734,000
                                                                  ------------

PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS -- 72.7% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS -- 9.6%
     10,500    Anadarko Petroleum Corp.                           $    785,820
      9,100    Exxon Mobile Corp.                                      801,983
                                                                  ------------
                                                                     1,587,803
                                                                  ------------
               ROAD & RAIL -- 1.9%
      6,500    Canadian National Railway Co.                           312,520
                                                                  ------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.9%
      5,000    MEMC Electronic Materials, Inc.(a)                      307,700
                                                                  ------------

               SOFTWARE -- 3.1%
     10,000    SAP AG - Sponsored ADR                                  521,100
                                                                  ------------

               TOTAL COMMON STOCKS (Cost $10,544,105)             $ 12,060,156
                                                                  ------------

================================================================================
     SHARES    MONEY MARKET FUNDS -- 19.4%                            VALUE
--------------------------------------------------------------------------------
  3,224,293    Evergreen Institutional Money Market Fund
                 - Institutional Class, 2.549%(b)
                 (Cost $3,224,293)                                $  3,224,293
                                                                  ------------

               TOTAL INVESTMENTS AT VALUE -- 92.1%
                 (Cost $13,768,398)                               $ 15,284,449

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.9%         1,309,668
                                                                  ------------

               NET ASSETS -- 100.0%                               $ 16,594,117
                                                                  ============


(a)  Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

PIEDMONT SELECT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2008 (UNAUDITED)
================================================================================
     SHARES    COMMON STOCKS -- 10.4%                                 VALUE
--------------------------------------------------------------------------------
               AIR FREIGHT & LOGISTICS -- 0.6%
      1,600    United Parcel Service, Inc.                        $     98,352
                                                                  ------------

               BEVERAGES -- 0.6%
      2,000    Coca-Cola Co. (The)                                     103,960
                                                                  ------------

               CHEMICALS -- 0.8%
      1,000    Monsanto Co.                                            126,440
                                                                  ------------

               FOOD & STAPLES RETAILING -- 3.6%
     15,000    CVS Caremark Corp.                                      593,550
                                                                  ------------

               HEALTH CARE PROVIDERS & SERVICES -- 0.6%
      4,000    United Health Group, Inc.                               105,000
                                                                  ------------

               INDUSTRIAL CONGLOMERATES -- 1.1%
      7,000    General Electric Co.                                    186,830
                                                                  ------------

               ROAD & RAIL -- 0.7%
      1,200    Burlington Northern Santa Fe Corp.                      119,868
                                                                  ------------

               SOFTWARE -- 1.1%
      9,000    Oracle Corp.*                                           189,000
                                                                  ------------

               SPECIALTY RETAIL -- 0.5%
      3,500    Home Depot, Inc.                                         81,970
                                                                  ------------

               WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
      3,000    Leap Wireless International, Inc.*                      129,510
                                                                  ------------

               TOTAL SECURITIES SOLD SHORT (Proceeds $1,836,085)  $  1,734,480
                                                                  ============

* Non-income producing security.

See accompanying notes to schedule of investments.

PIEDMONT SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)


1.   SECURITIES VALUATION

The Piedmont Select Equity Fund's (the "Fund") investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Financial   Accounting  Standards  Board's  Statement  of  Financial  Accounting
Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, the Fund has adopted SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o    Level 1 - quoted prices in active markets for identical securities
o    Level 2 - other significant observable inputs
o    Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, all of the inputs used to value the Fund's investments were Level 1.


2.   INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

PIEDMONT SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2008:



          Tax  cost  of  portfolio  investments
          and securities sold short                    $  11,938,131
                                                       =============

          Gross unrealized appreciation                $   2,215,918
          Gross unrealized depreciation                     (604,080)
                                                       -------------

          Net unrealized appreciation                  $   1,611,838
                                                       =============


The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Piedmont Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*    /s/ David M. Clark, III
                           -----------------------------------------------------
                            David M. Clark, III, President and Treasurer

Date          July 31, 2008
      -------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ David M. Clark, III
                           -----------------------------------------------------
                            David M. Clark, III, President and Treasurer
                            (Principal Executive Officer and
                            Principal Financial Officer)

Date          July 31, 2008
      -------------------------------------



* Print the name and title of each signing officer under his or her signature.